Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and equipment, net
5.	Property and equipment, net (in thousands)

	December 31, 2023	December 31, 2022
Computers and equipment	$11	$11
Manufacturing tools and dies	148	30

Total property and equipment	159	41
Less accumulated depreciation	(37)	(29)

Property and equipment, net	$122	$12

Depreciation expense was $8 thousand and $10 thousand for the years ended December 31, 2023 and 2022, respectively.